                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Johnson Illington Advisors LLC
Address:   677 Broadway
           Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dianne McKnight
Title:   Chief Compliance Officer
Phone:   518-641-6858


Signature, Place, and Date of Signing:


Dianne McKnight                     Albany  NY                   2/05/2008
---------------------------------   --------------------------   ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-11456

       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     53
                                            ---
Form 13F Information Table Value Total:     122,011
                                            ---------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -

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
QUANTITY     CUSIP                 ISSUER               SYMBOL   PRICE      MARKET VALUE     CLASS   DISCRETION   VOTING AUTORITY
----------------------------------------------------------------------------------------------------------------------------------
  61,383   00817Y108   AETNA U S HEALTHCARE             AET       57.73   $  3,543,640.59   COMMON      SOLE           PARTIAL
  48,709    25816109   AMERICAN EXPRESS CO              AXP       52.02   $  2,533,842.18   COMMON      SOLE           PARTIAL
  28,667    37411105   APACHE CORP COM                  APA      107.54   $  3,082,849.18   COMMON      SOLE           PARTIAL
   27396    42744102   Arrow Financial                  AROW      21.49   $    588,740.04   COMMON      SOLE           PARTIAL
  41,540    67383109   BARD, C R INC                    BCR        94.8   $  3,937,992.00   COMMON      SOLE           PARTIAL
 158,915   17275R102   CISCO SYS INC                    CSCO      27.07   $  4,301,829.05   COMMON      SOLE           PARTIAL
  59,432   194162103   COLGATE PALMOLIVE CO             CL        77.96   $  4,633,318.72   COMMON      SOLE           PARTIAL
  37,003   20825C104   CONOCOPHILLIPS COM               COP        88.3   $  3,267,364.90   COMMON      SOLE           PARTIAL
  61,077   126650100   CVS CORP                         CVS       39.75   $  2,427,810.75   COMMON      SOLE           PARTIAL
   49355   237194105   DARDEN RESTAURANTS IN            DRI       27.71   $  1,367,627.05   COMMON      SOLE           PARTIAL
    2400   25179M103   Devon Energy Corp                DVN       88.91   $    213,384.00   COMMON      SOLE           PARTIAL
  57,108   30231G102   EXXON CORPORATION                XOM       93.69   $  5,350,448.52   COMMON      SOLE           PARTIAL
  31,250   354613101   FRANKLIN RES INC COM             BEN      114.43   $  3,575,937.50   COMMON      SOLE           PARTIAL
  37,460   369550108   GENERAL DYNAMICS CORP            GD        88.99   $  3,333,565.40   COMMON      SOLE           PARTIAL
  79,076   369604103   GENERAL ELEC CO                  GE        37.07   $  2,931,347.32   COMMON      SOLE           PARTIAL
  29,453   416515104   HARTFORD FINL SVCS GR            HIG       87.19   $  2,568,007.07   COMMON      SOLE           PARTIAL
  33,082   459200101   INTERNATIONAL BUSINES            IBM       108.1   $  3,576,164.20   COMMON      SOLE           PARTIAL
   43875   464287242   Ishares Iboxx Investop
                          Investment Grade Co           LQD      104.84   $  4,599,855.00   COMMON      SOLE           PARTIAL
    3382   464288661   Ishares Lehman Agg Fd            AGG      101.17   $    342,156.94   COMMON      SOLE           PARTIAL
   90721   416515104   Ishares Msci Eafe Fd             EFA        78.5   $  7,121,598.50   COMMON      SOLE           PARTIAL
    8300   464287457   Ishares Tr 1 3 Yr Treas Index
                          Fd                            SHY       82.19   $    682,177.00   COMMON      SOLE           PARTIAL
    2782   464287440   Ishares Tr 7 10 Yr Tres Index
                          Fd                            IEF       87.01   $    242,061.82   COMMON      SOLE           PARTIAL
    3130   464287721   Ishares Tr Dow Jones Tech
                          Index                         IYW       62.46   $    195,499.80   COMMON      SOLE           PARTIAL
    5272   464288661   Ishares Tr Lehman 3-7 Yr Treas
                          Bd Fd                         IEI      105.52   $    556,301.44   COMMON      SOLE           PARTIAL
     920   464288612   ISHARES TR LEHMAN INTER GOVT
                          CR BD FD                      GVI      102.86   $     94,631.20   COMMON      SOLE           PARTIAL
   18123   464287655   Ishares Tr Russell 2000 Index
                          Fd                            IWM       75.92   $  1,375,898.16   COMMON      SOLE           PARTIAL
   42928   580645109   MCGRAW-HILL COMPANIES            MHP       75.92   $  3,259,093.76   COMMON      SOLE           PARTIAL
  64,908   594918104   MICROSOFT CORP                   MSFT       35.6   $  2,310,724.80   COMMON      SOLE           PARTIAL
 219,025   68389X105   ORACLE SYS CORP                  ORCL      22.58   $  4,945,584.50   COMMON      SOLE           PARTIAL
  61,661   713448108   PEPSICO INC                      PEP        75.9   $  4,680,069.90   COMMON      SOLE           PARTIAL
   20000   744573106   PUBLIC SVC ENTERPRISE GROUP
                          INC COM                       PEG       98.24   $  1,964,800.00   COMMON      SOLE           PARTIAL
   12027   464287309   S&p 500 Growth Index             IVW       69.83   $    839,845.41   COMMON      SOLE           PARTIAL
    5795   464287408   S&p 500 Value Index              IVE       76.36   $    442,506.20   COMMON      SOLE           PARTIAL
    3890   81369Y308   S&p Consumer Staples Spdr        XLP        28.8   $    112,032.00   COMMON      SOLE           PARTIAL
    1800   81369Y209   S&p Healthcare Sector Spdr       XLV       35.31   $     63,558.00   COMMON      SOLE           PARTIAL
     611   464287606   S&p Midcap 400 Growth Index      IJK       89.12   $     54,452.32   COMMON      SOLE           PARTIAL
     344   464287705   S&p Midcap 400 Value Index       IJJ       79.56   $     27,368.64   COMMON      SOLE           PARTIAL
   44717   595635103   S&p Midcap Spdr                  MDY       155.1   $  6,935,606.70   COMMON      SOLE           PARTIAL
     204   464287887   S&p Small Cap 600 Growth Index   IJT      134.86   $     27,511.44   COMMON      SOLE           PARTIAL
    2199   464287804   S&p Small Cap 600 Index          IJR       65.02   $    142,978.98   COMMON      SOLE           PARTIAL
     191   464287879   S&p Small Cap 600 Value Index    IJS          70   $     13,370.00   COMMON      SOLE           PARTIAL
    1740   81369y407   Sector Spdr Consumer
                          Discretionary                 XLY        32.7   $     56,898.00   COMMON      SOLE           PARTIAL
   54100   464287713   Sector Spdr Dj Telecom           IYZ       29.52   $  1,597,032.00   COMMON      SOLE           PARTIAL
    1935   81369y506   Sector Spdr Energy               XLE       79.35   $    153,542.25   COMMON      SOLE           PARTIAL
    4190   81369y605   Sector Spdr Financial            XLF       28.93   $    121,216.70   COMMON      SOLE           PARTIAL
    3520   81369y704   Sector Spdr Industrial           XLI       39.16   $    137,843.20   COMMON      SOLE           PARTIAL
  82,643   81369Y886   SECTOR SPDR TR SH BEN            XLU       42.33   $  3,498,278.19   COMMON      SOLE           PARTIAL
 129,315   81369Y803   SECTOR SPDR TR SH BN             XLK       26.66   $  3,447,537.90   COMMON      SOLE           PARTIAL

  61,255   81369Y100   SECTOR SPDR TR SHS BE            XLB        41.7   $  2,554,333.50   COMMON      SOLE           PARTIAL
  52,318   78462F103   SPDR TR UNIT SER 1               SPY      146.21   $  7,649,414.78   COMMON      SOLE           PARTIAL
   20759   86764P109   Sunoco Inc                       SUN       72.44   $  1,503,781.96   COMMON      SOLE           PARTIAL
  75,875   913017109   UNITED TECHNOLOGIES C            UTX       76.54   $  5,807,472.50   COMMON      SOLE           PARTIAL
  73,704   92343V104   VERIZON COMMUNICATION            VZ        43.69   $  3,220,127.76   COMMON      SOLE           PARTIAL

                                                                          $122,011,029.72